JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 25, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 318 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 319 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to incorporate changes to the Funds’ investment strategies.
Please contact Carmine Lekstutis at (212) 648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary

APPENDIX A
JPMorgan Investor Funds
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth and Income Fund
JPMorgan Investor Growth Fund